Capital Requirements and Other Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Capital Requirements and Other Regulatory Matters

NOTE 19 – CAPITAL REQUIREMENTS AND OTHER REGULATORY MATTERS

The Company and IBERIABANK are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and IBERIABANK must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and IBERIABANK to maintain minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2013 and 2012, that the Company and IBERIABANK met all capital adequacy requirements to which they are subject.

As of December 31, 2013, the most recent notification from the Federal Deposit Insurance Corporation categorized IBERIABANK as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since the notification that management believes have changed that categorization. The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31, 2013 and 2012 are presented in the following table.

(Dollars in thousands)	December 31, 2013
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$507,760	4.00%	$	N/A	N/A	%	$1,231,886	9.70%
IBERIABANK	505,723	4.00		632,154	5.00		1,069,783	8.46

Tier 1 risk-based capital
Consolidated	$426,002	4.00%	$	N/A	N/A	%	$1,231,886	11.57%
IBERIABANK	424,578	4.00		636,868	6.00		1,069,783	10.08

Total risk-based capital
Consolidated	$852,005	8.00%	$	N/A	N/A	%	$1,365,280	12.82%
IBERIABANK	849,157	8.00		1,061,446	10.00		1,202,738	11.33

	December 31, 2012
	Minimum		Well Capitalized				Actual
	Amount	Ratio	Amount		Ratio		Amount	Ratio
Tier 1 Leverage
Consolidated	$488,803	4.00%	$	N/A	N/A	%	$1,185,144	9.70%
IBERIABANK	486,307	4.00		607,884	5.00		1,041,540	8.57

Tier 1 risk-based capital
Consolidated	$366,792	4.00%	$	N/A	N/A	%	$1,185,144	12.92%
IBERIABANK	365,230	4.00		547,845	6.00		1,041,540	11.41

Total risk-based capital
Consolidated	$733,583	8.00%	$	N/A	N/A	%	$1,301,498	14.19%
IBERIABANK	730,461	8.00		913,076	10.00		1,157,412	12.68